Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and similar income
Interest on loan portfolio		S/ 3,769,716	S/ 3,830,595	S/ 3,356,718
Impact from the modification of contractual cash flows due to the loan rescheduling schemes	[1]	(134,376)
Interest on investments at fair value through other comprehensive income		769,718	723,796	761,411
Interest on investments at amortized cost		116,338	93,454	86,215
Dividends on financial instruments		103,294	74,698	61,725
Interest on due from banks and inter-bank funds		35,906	121,550	51,592
Other interest and similar income		4,371	3,123	3,621
Total		4,664,967	4,847,216	4,321,282
Interest and similar expenses
Interest and fees on deposits and obligations		(522,357)	(705,824)	(562,495)
Interest on bonds, notes and other obligations		(390,586)	(455,784)	(386,747)
Interest and fees on obligations with financial institutions		(181,675)	(175,753)	(173,740)
Deposit insurance fund fees		(56,177)	(45,199)	(40,697)
Interest on lease payments, Note 8(e)		(15,288)	(16,568)
Other interest and similar expenses		(26,201)	(24,835)	(13,615)
Total		S/ (1,192,284)	S/ (1,423,963)	S/ (1,177,294)

[1]	For rescheduled loans, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate, thus recognizing a modification loss in the income of the period because this resulting amount has been lower than the gross carrying amount before rescheduling, see Note 30.1 (d.5).